Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, current	$ 3,213,057	$ 104,558	$ 8,482,334
Financial assets at fair value through other comprehensive income, non-current	11,976,543	$ 389,735	11,353,331
Total	15,189,600		19,835,665
Common stocks [member]
Disclosure of financial assets [line items]
Total	15,007,053		19,683,806
Preferred stocks [member]
Disclosure of financial assets [line items]
Total	$ 182,547		$ 151,859